UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08426

ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2010

Date of reporting period: September 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein International Growth Fund

Portfolio of Investments

September 30, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.4%
Financials - 24.3%
Capital Markets - 8.1%
Credit Suisse Group AG	1,004,314	$55,877,868
ICAP PLC	2,414,921	16,368,513
Julius Baer Holding AG	639,703	32,084,473
Macquarie Group Ltd.	615,881	31,798,129
Partners Group Holding AG	245,885	30,018,874

		166,147,857

Commercial Banks - 13.8%
Banco Santander Central Hispano SA	1,699,654	27,456,822
Barclays PLC (a)	4,223,290	25,028,314
BNP Paribas SA	327,755	26,303,048
Commercial International Bank	599,476	6,236,446
ICICI Bank Ltd.	1,226,296	23,004,367
Industrial & Commercial Bank of China Ltd.-Class H	52,337,000	39,251,821
Investimentos Itau SA	8,601,186	52,046,012
Siam Commercial Bank PCL	11,864,500	30,185,049
Standard Chartered PLC	1,591,124	39,302,873
United Overseas Bank Ltd.	1,163,000	13,792,776

		282,607,528

Diversified Financial Services - 1.4%
Companhia Brasileira de Meios de Pagamento	375,400	3,725,182
IG Group Holdings PLC	2,543,938	13,575,020
ING Group (a)	625,695	11,236,192

		28,536,394

Insurance - 1.0%
China Life Insurance Co. Ltd.-Class H	4,515,000	19,697,332

		496,989,111

Energy - 12.2% Energy Equipment & Services - 4.1%
Saipem SpA	858,841	25,939,288
Schlumberger Ltd.	281,700	16,789,320
Tenaris SA	1,215,288	21,734,080
WorleyParsons Ltd.	746,888	19,481,371

		83,944,059

Oil, Gas & Consumable Fuels - 8.1%
BG Group PLC	2,306,956	40,207,808
BP PLC	3,754,276	33,258,025
LUKOIL (OTC US) (Sponsored ADR)	372,651	20,439,907

PetroChina Co. Ltd.-Class H	8,700,000	9,874,605
Suncor Energy, Inc. (New York)	507,100	17,525,376
Suncor Energy, Inc. (Toronto)	353,234	12,339,188
Tullow Oil PLC	1,687,552	30,533,107

		164,178,016

		248,122,075

Consumer Discretionary - 12.0%
Auto Components - 2.0%
Bridgestone Corp.	796,100	14,237,907
Denso Corp.	491,000	14,399,616
GKN PLC (a)	6,455,560	11,760,295

		40,397,818

Automobiles - 2.9%
Bayerische Motoren Werke AG	337,721	16,257,632
Fiat SpA (a)	1,180,299	15,227,085
Nissan Motor Co. Ltd. (a)	1,989,600	13,407,612
Volkswagen AG	127,970	14,851,960

		59,744,289

Hotels, Restaurants & Leisure - 2.3%
Carnival PLC	852,811	29,263,253
Compass Group PLC	658,235	4,031,946
Ctrip.com International Ltd. (ADR) (a)	130,000	7,642,700
Lottomatica SpA	307,579	6,898,752

		47,836,651

Household Durables - 0.6%
Panasonic Corp.	827,600	12,111,148

Media - 2.5%
British Sky Broadcasting Group PLC	350,526	3,210,971
Eutelsat Communications	818,022	24,936,160
Pearson PLC	623,111	7,698,821
SES SA	618,787	14,050,312

		49,896,264

Multiline Retail - 0.2%
Next PLC	130,438	3,743,140

Specialty Retail - 1.3%
Belle International Holdings Ltd.	3,642,000	3,721,254
Fast Retailing Co. Ltd.	86,000	10,862,469
Kingfisher PLC	2,173,954	7,414,166
Nitori Co. Ltd.	57,550	4,896,589

		26,894,478

Textiles, Apparel & Luxury Goods - 0.2%
Compagnie Financiere Richemont SA	129,309	3,660,606

		244,284,394

Materials - 11.1%
Chemicals - 1.4%
Linde AG	190,755	20,657,547
Umicore	283,154	8,508,499

		29,166,046

Construction Materials - 1.1%
Anhui Conch Cement Co. Ltd.-Class H	1,150,000	7,626,038
CRH PLC (London)	572,233	15,888,897

		23,514,935

Metals & Mining - 8.6%
ArcelorMittal (Euronext Amsterdam)	1,031,585	38,464,898
Cia Vale do Rio Doce (Sponsored ADR)-Class B	896,240	18,381,883
Companhia Siderurgica Nacional SA	355,000	10,896,873
Equinox Minerals Ltd. (a)(b)	3,280,317	10,600,940
Equinox Minerals Ltd. (Toronto Stock Exchange) (a)	4,855,940	15,692,852
Evraz Group SA (Sponsored GDR) (a)	645,976	16,827,675
Gerdau SA	925,400	12,405,876
Impala Platinum Holdings Ltd.	201,244	4,712,515
Rio Tinto PLC	484,983	20,615,228
Xstrata PLC (a)	1,772,499	26,140,050

		174,738,790

		227,419,771

Industrials - 9.2%
Airlines - 0.3%
British Airways PLC (a)	1,486,269	5,257,209

Construction & Engineering - 0.5%
Aveng Ltd.	1,622,224	9,350,657

Electrical Equipment - 1.8%
ABB Ltd. (a)	762,676	15,336,168
Gamesa Corp. Tecnologica SA	999,796	22,495,880

		37,832,048

Industrial Conglomerates - 1.8%
Cookson Group PLC (a)	1,170,820	7,709,683
Siemens AG	309,864	28,532,407

		36,242,090

Machinery - 2.8%
Charter International PLC	856,635	9,418,935
Kubota Corp.	1,400,000	11,598,659
MAN AG	157,395	12,928,154
NGK Insulators Ltd.	442,000	10,197,953
SKF AB	797,037	12,536,062

		56,679,763

Marine - 0.4%
China Shipping Development Co. Ltd.-Class H	7,164,000	8,993,212

Trading Companies & Distributors - 1.6%
Mitsubishi Corp.	989,800	19,907,180
Mitsui & Co. Ltd.	1,054,800	13,722,628

		33,629,808

		187,984,787

Consumer Staples - 8.2%
Beverages - 1.3%
Anheuser-Busch InBev NV	587,734	26,958,168

Food & Staples Retailing - 2.3%
Tesco PLC	7,434,188	47,591,512

Food Products - 2.0%
China Mengniu Dairy Co. Ltd. (a)	1,187,000	3,033,095
Groupe Danone	82,169	4,970,408
Nestle SA	492,481	21,024,324
Unilever NV	423,908	12,266,011

		41,293,838

Household Products - 0.5%
Reckitt Benckiser Group PLC	184,677	9,041,337

Tobacco - 2.1%
British American Tobacco PLC	1,241,031	38,984,800
KT&G Corp.	66,560	4,032,459

		43,017,259

		167,902,114

Information Technology - 7.3%
Communications Equipment - 1.2%
Nokia OYJ	692,381	10,155,261
Research In Motion Ltd. (a)	202,536	13,692,201

		23,847,462

Computers & Peripherals - 0.5%
Toshiba Corp. (a)	1,893,000	9,908,428

Electronic Equipment, Instruments & Components - 2.2%
Hirose Electric Co. Ltd.	49,500	5,568,190
HON HAI Precision Industry Co. Ltd.	4,507,650	17,999,290
Keyence Corp.	58,100	12,378,342
LG.Philips LCD Co. Ltd.	294,970	8,467,112

		44,412,934

Internet Software & Services - 0.4%
Tencent Holdings Ltd.	558,400	9,062,738

IT Services - 0.5%
Cap Gemini SA	196,629	10,333,932

Office Electronics - 0.6%
Canon, Inc.	335,300	13,434,276

Semiconductors & Semiconductor Equipment - 1.5%
MediaTek, Inc.	944,128	15,692,360
Samsung Electronics Co. Ltd.	21,323	14,721,178

		30,413,538

Software - 0.4%
SAP AG	175,184	8,494,724

		149,908,032

Health Care - 7.2%
Biotechnology - 0.5%
Grifols SA	564,763	10,782,805

Health Care Providers & Services - 0.6%
Fresenius Medical Care AG & Co. KGaA	242,336	12,053,438

Life Sciences Tools & Services - 0.5%
QIAGEN N.V. (a)	517,019	10,954,972

Pharmaceuticals - 5.6%
Bayer AG	232,535	16,095,521
Ipsen SA	197,729	10,853,280
Novo Nordisk A/S-Class B	144,760	9,104,538
Roche Holding AG	191,739	31,002,030
Sanofi-Aventis	274,915	20,273,750
Shire PLC	453,419	7,871,238
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	360,495	18,226,627

		113,426,984

		147,218,199

Telecommunication Services - 5.9%
Diversified Telecommunication Services - 2.3%
Iliad SA	92,728	10,474,183
Telefonica SA	979,844	27,109,317
Vimpel-Communications (Sponsored ADR) (a)	497,600	9,305,120

		46,888,620

Wireless Telecommunication Services - 3.6%
America Movil SAB de CV Series L (ADR)	297,807	13,052,881
China Mobile Ltd.	1,200,000	11,753,096
Idea Cellular Ltd. (a)	671,399	1,045,666
MTN Group Ltd.	565,534	9,225,936
NTT DoCoMo, Inc.	5,947	9,472,249
Vodafone Group PLC	12,687,550	28,502,828

		73,052,656

		119,941,276

Utilities - 1.0%
Electric Utilities - 0.5%
E.ON AG	213,498	9,036,346

Independent Power Producers & Energy Traders - 0.5%
China Resources Power Holdings Co.	4,608,000	10,670,989

		19,707,335

Total Common Stocks (cost $1,710,822,747)		2,009,477,094

RIGHTS - 0.0%
Financials - 0.0%
Commercial Banks - 0.0%
BNP Paribas SA (a) (cost $745,837)	327,755	709,838

Total Investments - 98.4% (cost $1,711,568,584) ( c )		2,010,186,932
Other assets less liabilities - 1.6%		31,745,053

Net Assets - 100.0%		$2,041,931,985

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 11/16/09	22,929	$18,556,440	$20,153,215	$1,596,775
Australian Dollar settling 11/16/09	206,667	172,000,677	181,647,893	9,647,216
British Pound settling 11/16/09	14,696	24,271,473	23,482,518	(788,955)
British Pound settling 11/16/09	14,608	24,221,378	23,341,904	(879,474)
Euro settling 11/16/09	51,905	73,783,476	75,952,716	2,169,240
New Zealand Dollar settling 11/16/09	122,656	82,056,864	88,303,427	6,246,563
Norwegian Kroner settling 11/16/09	415,339	67,838,692	71,804,012	3,965,320
Norwegian Kroner settling 11/16/09	87,453	14,532,387	15,118,918	586,531
Swedish Krona settling 11/16/09	39,379	5,598,459	5,650,429	51,970
Swedish Krona settling 11/16/09	22,845	31,681,571	31,975,670	294,099
Sale Contracts:
British Pound settling 11/16/09	173,541	289,775,291	277,298,561	12,476,730
British Pound settling 11/16/09	13,183	21,088,977	21,064,918	24,059
Canadian Dollar settling 11/16/09	29,269	26,983,498	27,339,275	(355,777)
Euro settling 11/16/09	8,012	11,338,902	11,723,979	(385,077)
Euro settling 11/16/09	34,105	48,836,655	49,905,932	(1,069,277)
Japanese Yen settling 11/16/09	1,842,367	18,931,799	20,530,345	(1,598,546)
Japanese Yen settling 11/16/09	1,795,525	19,001,672	20,008,363	(1,006,691)
Swedish Krona settling 11/16/09	39,379	5,503,411	5,650,429	(147,018)
Swiss Franc settling 11/16/09	99,239	91,978,238	95,794,239	(3,816,001)

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the market value of this security amounted to $10,600,940 or 0.5% of net assets.

(c)	As of September 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $361,037,929 and gross unrealized depreciation of investments was $(62,419,581), resulting in net unrealized appreciation of $298,618,348.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt

Country Breakdown*

AllianceBernstein International Growth Fund

September 30, 2009 (unaudited)

Summary

23.2%	United Kingdom
9.4%	Switzerland
8.8%	Japan
6.9%	Germany
6.5%	China
6.1%	France
4.8%	Brazil
4.4%	Spain
3.6%	Netherlands
3.5%	Canada
3.5%	Italy
2.5%	Australia
2.3%	Russia
1.8%	Belgium
12.7%	Other

100.0%	Total Investments

*	All data are as of September 30, 2009. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.8% or less in the following countries: Denmark, Egypt, Finland, India, Ireland, Israel, Mexico, Singapore, South Africa, South Korea, Sweden, Taiwan, Thailand and United States.

September 30, 2009

The Fund adopted Financial Accounting Standards Board Fair Value Measurements, effective December 1, 2007. In accordance with the provisions set forth in U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2009:

	Level 1		Level 2		Level 3		Total
Investments in Securities
Common Stocks
Financials	$55,771,193		$411,032,869		$30,185,049		$496,989,111
Energy	46,653,884		201,468,191		– 0	–	248,122,075
Consumer Discretionary	7,642,700		236,641,694		– 0	–	244,284,394
Materials	84,806,100		142,613,671		– 0	–	227,419,771
Industrials	– 0	–	187,984,787		– 0	–	187,984,787
Consumer Staples	– 0	–	167,902,114		– 0	–	167,902,114
Information Technology	13,692,201		136,215,831		– 0	–	149,908,032
Health Care	18,226,627		128,991,572		– 0	–	147,218,199
Telecommunication Services	22,358,001		97,583,275		– 0	–	119,941,276
Utilities	– 0	–	19,707,335		– 0	–	19,707,335
Rights	– 0	–	– 0	–	709,838		709,838

	$249,150,706		$1,730,141,339	†	$30,894,887		$2,010,186,932
Other Financial Instruments*	– 0	–	$27,011,687		– 0	–	$27,011,687

Total	$249,150,706		$1,757,153,026		$30,894,887		$2,037,198,619

*	Other financial instruments are derivative instrument, such as forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

†	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of those securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks		Rights			Other Financial Instruments			Total
Balance as of 6/30/2009	$26,578,882		$	– 0	–	$	– 0	–	$26,578,882
Accrued discounts /premiums	– 0	–		– 0	–		– 0	–	– 0	–
Realized gain (loss)	(338,536)			– 0	–		– 0	–	(338,536)
Change in unrealized appreciation/depreciation	4,392,046			(36,000)			– 0	–	4,356,046
Net purchases (sales)	(447,343)			745,838			– 0	–	298,495
Net transfers in and/or out of Level 3	– 0	–		– 0	–		– 0	–	– 0	–

Balance as of 9/30/2009	$30,185,049			$709,838		$	– 0	–	$30,894,887
Net change in unrealized appreciation/depreciation from investments held as of 9/30/2009	$4,392,046			$(36,000)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein International Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 23, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 23, 2009